Derivative Financial Instruments (Summary of Gains and Losses on Derivatives not Designated or Qualifying as Hedges) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 656,663	¥ 52,789
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		(179,783)	20,602
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		251,060	7,407
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		482,233	33,504
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	42,152	(15,599)
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 61,001	¥ 6,875

[1]	Amounts include the net gains (losses) of ¥(395) million and ¥172 million on the credit derivatives economically managing the credit risk of loans during the six months ended September 30, 2021 and 2022, respectively.